Shareholders' Equity	6 Months Ended
Sep. 30, 2023
Equity [Abstract]
Shareholders' Equity
7 - Shareholders’ Equity
Employee Benefit Trust
In September 2023, the Company established the employee benefit trust (the “EBT”), constituted by a trust deed entered into by the Company and a professional trustee, with the principal purpose to facilitate the efficient and flexible settlement of share-based compensation arrangements with employees. The Company has the power to appoint and remove the trustee and therefore, consolidates the trust. The trustee of the EBT has the power to acquire ordinary shares or ADSs of the Company. The Company can fund the EBT by loan or non-repayable grant or gift to acquire ordinary shares or ADSs by subscription for newly issued shares or ADSs at nominal value or by purchasing ordinary shares or ADSs on the open market. In September 2023, the EBT purchased a nominal number of ADSs from the Company at par value that remained with the EBT as of September 30, 2023. These ADSs were expected to be imminently transferred out of the EBT, in order to settle vested share-based compensation for employees. As the EBT is consolidated by the Company, ordinary shares or ADSs held by the EBT are considered authorized and issued but not outstanding for the computation of earnings per share.